Note 9 - Acquisition of Business (Details Textual) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) shares	Jun. 30, 2018 shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($) shares	Feb. 28, 2018 CAD ($)	Jun. 06, 2017 CAD ($)
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued for acquisition | shares					1,415,285
Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value							$ 9,987,000
Cash transferred							2,199,000
Liabilities incurred							7,788,000
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation					$ 3,500
Contingent liabilities recognised as of acquisition date					$ 1,300		7,800,000
Intell Enercare Solutions Inc. [member] | Major business combination, year two expectations [member]
Statement Line Items [Line Items]
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation				$ 3,000
Intell Enercare Solutions Inc. [member] | Major business combination, year three expectations [member]
Statement Line Items [Line Items]
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation			$ 2,500
Intell Enercare Solutions Inc. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value							11,000,000
Intell Enercare Solutions Inc. [member] | Top of range [member]
Statement Line Items [Line Items]
Liabilities incurred							$ 9,000,000
EdgePower Inc. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 14.9					$ 19,044,000
Cash transferred	7.5
Liabilities incurred	$ 6.0
Contingent liabilities recognised as of acquisition date						$ 0
Percentage of voting equity interests acquired	100.00%					100.00%
Equity interests of acquirer						$ 9,510,000
Number of shares issued for acquisition | shares	1,415,285
EdgePower Inc. [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer						$ 7,400,000